Organization, Plan of Business Operations, Liquidity and Going Concern (Details Textual) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Feb. 13, 2012	Nov. 29, 2011
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Underwriting Discount Paid		$ 720,000
Payments of Stock Issuance Costs		718,809
Proceeds from Issuance of Warrants	0	3,375,000	3,375,000
Warrants Issued During Period	4,500,000	4,500,000
Stock Issued During Period, Value, New Issues	0	2,720
Proceeds from Issuance or Sale of Equity, Total		41,600,000
Sale of Stock, Price Per Share		$ 10.40	$ 10.40	$ 10.40	$ 0.0087	$ 0.0001
Percentage Of Target Business As Per Nasdaq Capital Markets Rules		80.00%
Tender Offer Price Per Share		$ 10.40
Percentage Of Shares To Be Sold In Proposed Offering To Consummate Initial Acquisition Transaction		87.50%
Common Stock, Voting Rights		Prior to the consummation of the Acquisition Transaction, the Company shall seek to have certain Class A shareholders (accredited investors who own 5% or more of shares) elect to convert all of their callable Class A Shares into Class C Shares on a one-for-one basis, with any remaining callable Class A Shares automatically converting to callable Class B Shares immediately following consummation of the Acquisition Transaction.
Stock Issued During Period, Value, Conversion of Units		38,561,191
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues	0	2,720
Stock Issued During Period, Shares, New Issues	0	136,000
Sale of Stock, Price Per Share				$ 0.02
Stock Issued During Period, Value, Conversion of Units		$ 400
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Warrants Issued During Period		4,500,000
Private Placement [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues		136,000